INCOME TAXES - Reconciliation of Income Taxes at Netherlands' Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Income Taxes at The Netherlands' Statutory Rate and Income Tax Expense
Income tax (expense) benefit at statutory rate (25.0% for 2016, 2015 and 2014)	$ (56,766)	$ 190,914	$ (176,243)
U.S. State income taxes	(5,151)	(4,700)	(7,115)
Non-deductible meals and entertainment	(8,123)	(8,416)	(6,505)
Non-U.S. valuation allowance established	(10,119)	(2,588)	(12,551)
Non-U.S. valuation allowance utilized	18,782	5,210	12,845
Statutory tax rate differential	14,623	118,592	(23,110)
Branch and withholding taxes (net of tax benefit)	0	659	(162)
Unremitted earnings of subsidiaries	64,376	(10,369)	0
Noncontrolling interests	20,165	19,427	22,094
Non-deductible goodwill impairment		(158,585)
Non taxable interest income	18,856	0	0
Other, net	4,738	4,859	(10,306)
Total income tax benefit (expense)	$ 61,381	$ 155,003	$ (201,053)
Effective tax rate	(27.00%)	20.30%	28.50%
Statutory rate	25.00%	25.00%	25.00%